Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments [Abstract]
Schedule Of Operating Leases	Future minimum lease payments under operating lease commitments are as follows:

(In thousands)
December 31,
2013	$38,720
2014	31,695
2015	20,361
2016	10,986
2017	2,301
Thereafter	11,211
$115,274